Loans Granted (Details)	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)
Loans Granted [Line Items]
Maturity date	Dec. 31, 2024
Loan Agreement [Member] | Amir Adibi [Member]
Loans Granted [Line Items]
Borrowed amount		₪ 45,000
Interest rate		9.00%
Loan Agreement [Member] | Anna [Member]
Loans Granted [Line Items]
Borrowed amount		₪ 1,813,500	$ 500,000
Interest rate		6.00%
Due from company	₪ 400,000
Loan Agreement [Member] | Integrity [Member]
Loans Granted [Line Items]
Borrowed amount		₪ 1,813,500	$ 500,000
Interest rate		6.00%
Due from company		₪ 150,000